SUBSEQUENT EVENTS (Details Narrative) - USD ($)						12 Months Ended
	May 13, 2022	May 09, 2022	Apr. 25, 2022	Sep. 30, 2021	Apr. 26, 2021	Sep. 30, 2021	Apr. 13, 2022	Mar. 31, 2022	Feb. 23, 2022	Sep. 30, 2020	Sep. 30, 2019
Number of warrants issued				320,000		320,000
Exercise price of warrants				$ 1.63		$ 1.63		$ 1.64		$ 0.73	$ 0.68
Excel Family Partners, LLLP [Member] | Non-revolving line of credit
Debt face amount							$ 2,000,000.0		$ 1,500,000
Paycheck Protection Program, CARES Act Loan [Member]
Proceeds from loans					$ 486,638
Subsequent Event [Member]
Number of aggregate exercisable warrant shares	628,575
Exercise price of warrants	$ 1.75
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	May 13, 2025
Subsequent Event [Member] | Non-revolving line of credit
Debt face amount	$ 2,200,000
Interest rate	12.00%
Loan term	18 months
Subsequent Event [Member] | Senior secured loan
Convertible debt principal		$ 2,068,399
Total loan amount to be converted		$ 2,068,399
Aggregate purchase price		$ 0.60
Interest rate		10.00%
Principal payments		$ 2,079,993
Subsequent Event [Member] | Excel Family Partners, LLLP [Member] | Non-revolving line of credit
Debt face amount			$ 4,022,986
Interest rate			12.00%
Loan term			18 months
Proceeds from loans			$ 2,022,000.000
Principal payments			$ 2,000,000
Number of warrants issued			1,149,425
Exercise price of warrants			$ 1.75